UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08021

Azzad Funds

(Exact name of registrant as specified in charter)

3141 Fairview Park Drive, Suite 460

Falls Church, VA 22042

(Address of principal executive offices)

(Zip code)

Bashar Qasem

3141 Fairview Park Drive

Suite 460

Falls Church, VA 22042

 (Name and address of agent for service)

With copies to:

Thompson Hine LLP

Mr. Donald S. Mendelsohn

312 Walnut Street

Cincinnati, OH, 45202

Registrant's telephone number, including area code: (703) 207-7005

Date of fiscal year end: June 30

Date of reporting period: September 30, 2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

	Azzad Ethical Mid Cap Fund
	Schedule of Investments
	September 30, 2011 (Unaudited)

Shares		Value

COMMON STOCKS - 91.70%

Apparel & Other Finished Products - 1.91%
5,000	Lululemon Athleticz, Inc. (British Columbia) *	243,450

Arrangement of Transportation - 1.59%
5,000	Expeditors International of Washington, Inc.	202,750

Ball & Roller Bearings - 0.80%
3,000	RBC Bearings, Inc. *	101,970

Biological Products (No Diagnostic Substances) - 1.60%
3,000	Techne Corp.	204,030

Bituminous Coal & Lignite Surface Mining - 0.62%
4,500	Alpha Natural Resources, Inc. *	79,605

Computer Storage Devices - 1.74%
5,500	Sandisk Corp. *	221,953

Construction-Special Trade Contractors - 1.23%
5,500	Chicago Bridge & Iron Co. N.V. (Netherlands)	157,465

Crude Petroleum & Natural Gas - 2.19%
5,400	Canadian Natural Resources, Ltd. (Canada)	158,058
3,000	Ecopetrol, SA ADR	120,870
		278,928
Electromedical & Electrotherapeutic Apparatus - 2.09%
7,000	Masimo Corp. *	151,410
2,200	Varian Medical Systems, Inc. *	114,752
		266,162
Electronic Computers - 6.55%
1,600	Apple Computer, Inc. *	610,112
4,200	Teradata Corp. *	224,826
		834,938
General Industrial Machinery & Equipment - 1.25%
2,500	Gardner Denver, Inc.	158,875

Industrial Instruments For Measurement, Display and Control - 1.84%
3,400	Roper Industries, Inc.	234,294

Leather & Leather Products - 1.38%
3,400	Coach, Inc.	176,222

Men's & Boys' Furnishings, Work Clothing, and Allied Garments - 1.83%
1,800	Polo Ralph Lauren Corp. Class-A	233,460

Metal Mining - 1.48%
3,700	Cliff's Natural Resources, Inc.	189,329

Mining & Quarrying of Nonmetallic Minerals (No Fuels) - 1.12%
3,000	Sociedad Quimica Y Minera De Chile ADR *	143,430

Motors & Generators - 1.94%
7,500	Ametek, Inc.	247,275

Oil & Gas Field Machinery & Equipment - 1.56%
4,800	Cameron International Corp.*	199,392

Oil, Gas Field Services, NEC - 2.40%
3,400	Core Laboratories NV (Netherlands)	305,422

Orthopedic, Prosthetic, Surgical Appliances & Supplies - 3.96%
3,000	Edwards Lifesciences Corp. *	213,840
800	Intuitive Surgical, Inc. *	291,424
		505,264
Patent Owners & Lessors - 0.94%
8,000	Virnetx Holding Corp. *	119,920

Petroleum Refining - 1.24%
6,000	Repsol-YPF SA ADR	157,560

Pharmaceutical Preparations - 5.38%
2,500	Novo Nordisk ADR	248,800
4,500	Perrigo Co.	436,995
		685,795
Radio & TV Broadcasting & Communication - 0.59%
1,500	Loral Space & Communications, Inc. *	75,150

Radiotelephone Communications - 1.24%
1,600	Millicom International Cellular SA	158,560

Railroads, Line-Haul Operating - 0.53%
3,600	CSX Corp.	67,212

Refrigeration & Service Industry Machinery - 1.38%
2,500	The Middleby Corp. *	176,150

Retail-Auto & Home Supply Stores - 3.60%
500	Autozone, Inc. *	159,595
4,500	O'Reilly Automotive, Inc. *	299,835
		459,430
Retail-Grocery Stores - 0.82%
3,400	Companhia Brasileira De Distribuicao N/R (Brazil) ADR	104,652

Rubber & Plastics Footware - 2.56%
3,500	Deckers Outdoor Corp. *	326,060

Semiconductors & Related Devices - 4.41%
3,600	Altera Corp.	113,508
6,500	ARM Holdings Plc ADR	165,750
17,000	Micron Technology, Inc. *	85,680
4,100	Netlogic Microsystems, Inc. *	197,292
		562,230
Services-Business Services, NEC - 6.68%
4,500	Athenahealth, Inc. *	267,975
8,000	Heartland Payment Systems, Inc.	157,760
2,500	Mercadolibre, Inc.	134,375
650	Priceline.com, Inc. *	292,149
		852,259
Services-Computer Programming - 1.57%
7,000	Verisign, Inc.	200,270

Services-Computer Programming, Data Processing, Etc. - 4.17%
3,000	Baidu, Inc. ADR *	320,730
5,000	Red Hat, Inc. *	211,300
		532,030
Services-Educational Services - 2.09%
11,600	New Oriental Education & Technology Group, Inc. ADR *	266,452

Services-Prepackaged Software - 0.06%
8,600	China Information Security Technology, Inc. (China) *	7,912

Soap, Detergents, Cleaning Preparations, Perfumes & Cosmetics - 1.39%
4,000	Church & Dwight Co., Inc.	176,800

Special Industry Machinery, NEC - 2.05%
9,600	Novellus Systems, Inc. *	261,696

Surgical & Medical Instruments - 0.95%
11,000	Abiomed, Inc.	121,330

Telephone & Other Message Communications - 1.16%
5,500	J2 Global Communications, Inc.	147,950

Telephone & Telegraph Apparatus - 0.93%
4,500	Adtran, Inc.	119,070

Water Transportation - 2.68%
6,500	Kirby Corp. *	342,160

Wholesale-Drugs, Proprietaries & Druggists' Sundries - 2.52%
6,000	Herbalife Ltd. (Grand Cayman)	321,600

Wholesale-Durable Goods - 1.99%
1,700	Grainger W.W.	254,218

Wholesale-Motor Vehicles & Motor Vehicle Parts & Supplies - 1.67%
8,800	LKQ Corp. *	212,608

TOTAL FOR COMMON STOCKS (Cost $9,676,549) - 91.70%		$ 11,693,288

EXCHANGE TRADED FUNDS - 1.12%
900	SPDR Gold Trust *	$ 142,254

TOTAL FOR EXCHANGE TRADED FUNDS (Cost $108,899) - 1.12%		$ 142,254

REAL ESTATE INVESTMENT TRUSTS - 2.03%
2,200	PS Business Parks, Inc.	$ 108,988
1,350	Public Storage	150,322

TOTAL FOR REAL ESTATE INVESTMENT TRUSTS (Cost $265,056) - 2.03%		$ 259,310

SHORT TERM INVESTMENTS - 0.00%
540	University Bank Savings Account (Cost $540) 2.11%**	$ 540

TOTAL INVESTMENTS (Cost $10,051,044) - 94.86%		$ 12,095,392

OTHER ASSETS LESS LIABILITIES - 5.14%		655,774

NET ASSETS - 100.00%		$ 12,751,166

* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at September 30, 2011.
ADR - American Depository Receipt.

NOTES TO FINANCIAL STATEMENTS
Azzad Ethical Mid Cap Fund
1. SECURITY TRANSACTIONS
At September 30, 2011, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $10,051,044 amounted to $2,044,348, which consisted of aggregate gross unrealized appreciation of
$2,823,294 and aggregate gross unrealized depreciation of $778,946.

2. SECURITY VALUATION

Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Certain short-term securities are valued on the basis of amortized cost. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. When market quotations are not readily available or if a security value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Board of Trustees. The Board has adopted guidelines for good faith pricing, and has delegated to the Advisor the responsibility for determining fair value prices, subject to review by the Board of Trustees.

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$11,693,288	$0	$0	$11,693,288
Exchange Traded Funds	$142,254	$0	$0	$0
Real Estate Investment Trusts	$259,310	$0	$0	$0
Convertible Bonds	$0	$0	$0	$0
Cash Equivalents	$540	$0	$0	$540
Total	$12,095,392	$0	$0	$12,095,392

	Wise Capital Fund
	Schedule of Investments
	September 30, 2010

Shares		Value

COMMON STOCKS - 2.22%

Commercial Bank Non-US - 2.22%
177,600	Kuwait Finance House	$ 578,292

TOTAL FOR COMMON STOCKS (Cost $625,953) - 2.22%		578,292

SUKUKS - 14.25%
1,000,000	ADIB Sukuk, 3.745%, 11/04/2015 (United Arab Emirates)	1,026,000
500,000	CBB International Sukuk, 6.247%, 6/17/2014 (Bahrain)	540,000
500,000	EIB Sukuk, 0.5925%, 06/12/2012	495,000
500,000	GE Capital Sukuk, Ltd., 3.875%, 11/26/2014 (Bermuda)	519,302
500,000	TDIC Sukuk, Ltd., 4.949%, 10/21/2014 (Kenya)	530,999
580,000	QIB Sukuk Funding, 3.865%, 10/07/2015 (United Arab Emirates)	597,400

TOTAL FOR SUKUKS (Cost $3,644,000) - 14.25%		3,708,701

OPEN END MUTUAL FUNDS - 6.73%
155,584	Qatar Islamic Bank	1,752,192

TOTAL FOR MUTUAL FUNDS (Cost $1,735,482) - 6.73%		1,752,192

SHORT TERM INVESTMENTS - 39.09%
400,000	Gatehouse Bank Place, London 0.00% **	400,000
2,155,623	Gatehouse Bank Place, London - Quarterly	2,155,623
2,049,646	Kuveyt Turk Participation Bank - Monthly Divs	2,049,646
2,000,000	Kuveyt Turk Participation Bank - Annual Divs	2,000,000
1,000,000	Kuveyt Turk Participation Bank - Annual 08/30/2012	1,000,000
569,535	Kuwait Finance House Deposit Account, 0.00% **	569,535
2,000,000	Turkiye Finans Bank - Monthly	2,000,000
2,285	University Bank Savings Account 2.11% **	2,285

TOTAL SHORT-TERM INVESTMENTS (Cost $10,177,089) - 39.09%		10,177,089

TOTAL FOR INVESTMENTS (Cost $25,878,039) - 62.29%		16,216,274

OTHER ASSETS LESS LIABILITIES - 37.71%		9,817,682

NET ASSETS - 100.00%		$ 26,033,956

** Variable rate security; the savings account rate shown represents the yield at September 30, 2011.

NOTES TO FINANCIAL STATEMENTS
Wise Capital Fund
1. SECURITY TRANSACTIONS
At September 30, 2011, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $25,878,039 amounted to $43,053, which consisted of aggregate gross unrealized appreciation of
$96,964 and aggregate gross unrealized depreciation of $53,911.

2. SECURITY VALUATION

Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Certain short-term securities are valued on the basis of amortized cost. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. When market quotations are not readily available or if a security value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Board of Trustees. The Board has adopted guidelines for good faith pricing, and has delegated to the Advisor the responsibility for determining fair value prices, subject to review by the Board of Trustees.

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$578,292	$0	$0	$578,292
Exchange Traded Funds	$0	$0	$0	$0
Mutual Funds	$1,752,192	$0	$0	$0
Sukuks	$3,708,701	$0	$0	$0
Cash Equivalents	$10,177,089	$0	$0	$10,177,089
Total	$16,216,274	$0	$0	$16,216,274

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Azzad Funds

By /s/Bashar Qasem

     Bashar Qasem

     President and Treasurer

Date October 19, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Bashar Qasem

     Bashar Qasem

     President and Treasurer

Date October 19, 2011